Fair Values (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale, Fair Value	$ 11,535	$ 8,340
Mortgage IRLCs	251	166
Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale, Fair Value	11,535	8,340
Mortgage IRLCs	251	166
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	371,657	273,313
Obligations Of U.S. Treasury And Other U.S. Government Sponsored Entities [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	371,657	273,313
Obligations Of States And Political Subdivisions [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,660	11,044
Obligations Of States And Political Subdivisions [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,660	8,446
Obligations Of States And Political Subdivisions [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities		2,598
U.S. Government Sponsored Entities' Asset-Backed Securities [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	444,295	1,011,412
U.S. Government Sponsored Entities' Asset-Backed Securities [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	444,295	1,011,412
Equity Securities [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	2,033	1,753
Equity Securities [Member] | Level 1 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,270	1,008
Equity Securities [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	763	745
Interest Rate Swap [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	846	1,634
Interest Rate Swap [Member] | Level 2 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	846	1,634
Fair Value Swap [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	700	60
Fair Value Swap [Member] | Level 3 [Member]
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swap, Fair Value	$ 700	$ 60